Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended
	Sep. 30, 2025	Sep. 23, 2025	Dec. 31, 2025	Mar. 31, 2026	Jun. 30, 2026
Golden Eagle Dynamic Hypergrowth ETF
Account Value [Line Items]
Accumulated Value	$ 9,828	$ 10,000	$ 9,381	$ 9,835	$ 12,813
S&P® 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,049	$ 10,000	$ 10,316	$ 9,869	$ 11,369